FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Impairment loss on intangible assets	$ 1,720	$ 79	$ 0
Impairment loss on intangible assets and goodwill	8,454	416	0
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	428	0	0
Impairment loss on long-term equity method investment	1,819	0	0
Impairment losses on its available-for-sale securities	$ 613	$ 0	$ 0